Document and Entity Information	Jun. 09, 2022
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2022
Entity Registrant Name	CLECO SECURITIZATION I LLC
Entity Incorporation, State or Country Code	LA
Entity File Number	333-264319
Entity Tax Identification Number	87-4333832
Entity Address, Address Line One	505 Cleco Drive
Entity Address, Address Line Two	Office Number 16
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360
City Area Code	318
Local Phone Number	484-4183
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001910923
CLECO POWER LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	CLECO POWER LLC
Entity Incorporation, State or Country Code	LA
Entity File Number	001-05663
Entity Tax Identification Number	72-0244480
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400
Entity Central Index Key	0000018672